EMPLOYEE BENEFIT PLANS AND COLLECTIVE BARGAINING AGREEMENTS - Schedule of Expected Future Benefit Payments (Details) $ in Millions	Feb. 29, 2020 USD ($)
Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2020	$ 238.6
2021	190.9
2022	186.5
2023	193.0
2024	225.6
2025 – 2029	705.9
Other Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2020	2.6
2021	2.4
2022	2.2
2023	1.9
2024	1.7
2025 – 2029	$ 6.0